UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: DigiLog Global Equity LLC
Address:  71 S. Wacker Dr. Suite 1900 Chicago, IL 60606

13 File Number: 028-12769

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name: Terry Regas
Title: Chief Compliance Officer
Phone: 312-264-2000
Signature, Place and Date of Signing: October 29, 2008


Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:    6629



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
                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AFFILIATED COMPUTER SVCS INC C COMMON STOCK     008190100      218     4300 SH       SOLE     00            4300        0        0
D AMER INTL GROUP INC COM        OPTIONS - CALLS  99OBBHBM3       83    25000 SH  CALL SOLE     00           25000        0        0
D AUTONATION INC  COM STK        COMMON STOCK     05329W102      128    11400 SH       SOLE     00           11400        0        0
D AUTOZONE INC  COM STK          COMMON STOCK     053332102      222     1800 SH       SOLE     00            1800        0        0
D AVIS BUDGET GROUP  COM STK     COMMON STOCK     053774105      118    20600 SH       SOLE     00           20600        0        0
D BROCADE COMMUNICATIO NS SYSTEM COMMON STOCK     111621306      101    17400 SH       SOLE     00           17400        0        0
D Continental Airlines  Inc CL B OPTIONS - PUTS   99O9LWDT7      375    22500 SH  PUT  SOLE     00           22500        0        0
D Continental Airlines  Inc CL B OPTIONS - PUTS   99O9LWDV2      350    21000 SH  PUT  SOLE     00           21000        0        0
D D.R. HORTON INC  COM STK       COMMON STOCK     23331A109      141    10800 SH       SOLE     00           10800        0        0
D DILLARDS INC CL A COM STK      COMMON STOCK     254067101      184    15600 SH       SOLE     00           15600        0        0
D DR PEPPER SNAPPLE GROUP INC CO COMMON STOCK     26138E109      265    10000 SH       SOLE     00           10000        0        0
D E TRADE FINL CORP  COM STK     COMMON STOCK     269246104       87    30900 SH       SOLE     00           30900        0        0
D FINANCIAL SELECT SEC TOR SPDR  US ETF'S - US TR 81369Y605     1442    72500 SH       SOLE     00           72500        0        0
D HEALTH MGMT ASSOC IN C NEW CL  COMMON STOCK     421933102       92    22000 SH       SOLE     00           22000        0        0
D HRPT PROPERTIES TRUS T COM REI REITS/RICS       40426W101      137    19900 SH       SOLE     00           19900        0        0
D HUNTINGTON BANCSHARE S INC COM COMMON STOCK     446150104      139    17400 SH       SOLE     00           17400        0        0
D INTEGRATED DEVICE TE CHNOLOGY  COMMON STOCK     458118106      103    13300 SH       SOLE     00           13300        0        0
D JARDEN CORP  COM STK           COMMON STOCK     471109108      237    10100 SH       SOLE     00           10100        0        0
D KEY ENERGY SERVICES INC COM ST COMMON STOCK     492914106      135    11600 SH       SOLE     00           11600        0        0
D KING PHARMACEUTICALS  INC COM  COMMON STOCK     495582108      111    11600 SH       SOLE     00           11600        0        0
D LENNAR CORP CL A COM STK       COMMON STOCK     526057104      176    11600 SH       SOLE     00           11600        0        0
D LIFEPOINT HOSPITALS INC COM ST COMMON STOCK     53219L109      202     6300 SH       SOLE     00            6300        0        0
D LOUISIANA-PAC CORP  COM STK    COMMON STOCK     546347105      145    15600 SH       SOLE     00           15600        0        0
D LSI CORPORATION  COM STK       COMMON STOCK     502161102      113    21100 SH       SOLE     00           21100        0        0
D MICRON TECHNOLOGY IN C COM STK COMMON STOCK     595112103      101    25000 SH       SOLE     00           25000        0        0
D OFFICE DEPOT INC  COM STK      COMMON STOCK     676220106       83    14200 SH       SOLE     00           14200        0        0
D ON SEMICONDUCTOR COR P /  SEMI COMMON STOCK     682189105       96    14200 SH       SOLE     00           14200        0        0
D POPULAR INC  COM STK           COMMON STOCK     733174106      111    13400 SH       SOLE     00           13400        0        0
D PULTE HOMES INC  COM STK       COMMON STOCK     745867101      162    11600 SH       SOLE     00           11600        0        0
D S & P DEPOSITORY RECEIPTS TR U US ETF'S - US TR 78462F103      557     4800 SH       SOLE     00            4800        0        0
D TERADYNE INC  COM STK          COMMON STOCK     880770102       94    12000 SH       SOLE     00           12000        0        0
D WINDSTREAM CP                  COMMON STOCK     97381W104      121    11100 SH       SOLE     00           11100        0        0
S REPORT SUMMARY                 32 DATA RECORDS                6629        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED